NOTE 11 - EQUITY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
During 2017, the Company estimated the fair value of the stock options at the date of each grant based on the following weighted average assumptions:

Risk-free interest rate	1.36% to 1.99%
Expected life	5 years
Expected volatility	98.38% to 101.86%
Dividend yield	0.00%

Schedule of Stock Options Roll Forward [Table Text Block]
The following is a summary of the status of the Company’s outstanding options as of December 31, 2017 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

As of December 31, 2016	20,715,000	$0.143	2.08	$261,220
Granted	6,900,000	0.097
Forfeited	(7,550,000)	0.202
Surrendered	(1,977,500)	0.128
As of December 31, 2017	18,087,500	0.102	3.72	-
Exercisable	17,762,500	0.103	3.79	-

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of unvested stock option activity for the year ended December 31, 2017 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value

Non-vested balance as of December 31, 2016	1,075,000	$0.11
Awarded	1,000,000	0.08
Vested	(250,000)	0.06
Forfeited	(500,000)	0.10
Surrendered	(1,000,000)	0.1095
Non-vested balance as of December 31, 2017	325,000	0.08